Investments	12 Months Ended
Dec. 31, 2017
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Short-term investments
- Trading securities investments	5,210,000	—	—
Trust products	5,210,000	—	—
- Held-to-maturity investments	20,000,000	8,403,612	1,291,612
Trust products	20,000,000	4,723,612	726,006
Asset management plans	—	3,680,000	565,606
- Investments at cost method	—	14,800,000	2,274,718

Total short-term investments	25,210,000	23,203,612	3,566,330
Long-term investments
Investments at cost method	70,450,000	50,450,000	7,754,023

Total investments	95,660,000	73,653,612	11,320,353

Trading securities investments consist of an investment in a trust product that could be redeemed at any time. The investment is recorded at fair value on a recurring basis. The fair value is from unadjusted quoted price in active market and therefore is classified as Level 1 measurement. The Group recorded investment income on these investments of RMB3,801,448 for the years ended December 31, 2015, and investment loss of RMB1,566,400 and RMB1,274,506 for the years ended December 31, 2016 and 2017, repsectively.

Held-to-maturity investments consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on the following investments:

	For year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Trust products	3,024,672	3,383,521	1,365,020
Asset management plans	5,022,717	4,383,407	1,444,497
Real estate funds	2,359,449	811,521	—

Total	10,406,838	8,578,449	2,809,517

The Group recorded an impairment loss due to credit loss of RMB3,200,000, nil and nil for years ended December 31, 2015, 2016 and 2017, respectively for held-to-maturity investments. The gross unrecognized gain was 915,933, nil and nil December 31, 2015, 2016 and 2017, respectively, representing the difference between the estimated fair value (Note 16) and carrying amount of the held-to-maturity investments.

There were no transfers of assets among trading, available-for-sale and held-to-maturity classifications during the period presented.

Investments at cost method consist of real estate fund of RMB10,000,000, private equity fund of RMB10,000,000 and private companies of RMB40,450,000 as of December 31, 2016. As of December 31, 2017, the investment in real estate fund was RMB4,800,000 and in private equity fund was RMB10,000,000 and in private companies was RMB40,450,000. In addition, the investment in convertible preferred shares of RMB 10,000,000 in a private company in 2016 and 2017 was accounted for under the cost method of which fair value cannot be practicably estimated without incurring excessive costs.